Payroll, staff and employee benefits obligations	12 Months Ended
Dec. 31, 2022
Payroll, staff and employee benefits obligations
Payroll, staff and employee benefits obligations

Note 10 Payroll, staff and employee benefits obligations

10.1 EMPLOYEE BENEFITS OBLIGATIONS

Accounting principles

In accordance with the laws and practices of each country, TotalEnergies participates in employee benefit plans offering retirement, death and disability, healthcare and special termination benefits. These plans provide benefits based on various factors such as length of service, salaries, and contributions made to the governmental bodies responsible for the payment of benefits.

These plans can be either defined contribution or defined benefit pension plans and may be entirely or partially funded with investments made in various non-consolidated instruments such as mutual funds, insurance contracts, and other instruments.

For defined contribution plans, expenses correspond to the contributions paid.

Defined benefit obligations are determined according to the Projected Unit Method. Actuarial gains and losses may arise from differences between actuarial valuation and projected commitments (depending on new calculations or assumptions) and between projected and actual return of plan assets. Such gains and losses are recognized in the statement of comprehensive income, with no possibility to subsequently recycle them to the income statement.

The past service cost is recorded immediately in the statement of income, whether vested or unvested.

The net periodic pension cost is recognized under “Other operating expenses”.

Liabilities for employee benefits obligations consist of the following:

As of December 31,
(M$)	2022	2021	2020
Pension benefits liabilities	1,308	1,966	3,111
Other benefits liabilities	467	633	700
Restructuring reserves (early retirement plans)	54	73	106
TOTAL	1,829	2,672	3,917
Net liabilities relating to assets held for sale	–	(1)	1

Description of plans and risk management

TotalEnergies operates, for the benefit of its current and former employees, both defined benefit plans and defined contribution plans.

TotalEnergies recognized a charge of $152 million for defined contribution plans in 2022 ($145 million in 2021 and $135 million in 2020).

TotalEnergies’ main defined benefit pension plans are located in France, the United Kingdom, the United States, Belgium and Germany. Their main characteristics, depending on the country-specific regulatory environment, are the following:

-	the benefits are usually based on the final salary and seniority;
-	they are usually funded (pension fund or insurer);
-	they are usually closed to new employees who benefit from defined contribution pension plans;
-	they are paid in annuity or in lump sum.

The pension benefits include also termination indemnities and early retirement benefits. The other benefits are employer contributions to post-employment medical care.

In order to manage the inherent risks, TotalEnergies has implemented a dedicated governance framework to ensure the supervision of the different plans. These governance rules provide for:

-	TotalEnergies' representation in key governance bodies or monitoring committees;
-	the principles of the funding policy;
-	the general investment policy, including for most plans:
-	the establishment of a monitoring committee to define and follow the investment strategy and performance,
-	the principles in respect of investment allocation are respected;
-	a procedure to approve the establishment of new plans or the amendment of existing plans;
-	the principles of administration, communication and reporting.

Change in benefit obligations and plan assets

The fair value of the defined benefit obligation and plan assets in the Consolidated Financial Statements is detailed as follows:

As of December 31,	Pension benefits			Other benefits
(M$)	2022	2021	2020	2022	2021	2020
Change in benefit obligation
Benefit obligation at beginning of year	11,777	13,591	12,285	633	700	742
Current service cost	202	247	244	15	17	19
Interest cost	195	164	217	12	8	11
Past service cost	27	(197)	–	9	(1)	–
Settlements	5	3	(10)	-	–	(3)
Plan participants' contributions	17	17	10	1	–	–
Benefits paid	(661)	(704)	(702)	(22)	(34)	(27)
Actuarial losses / (gains)	(2,502)	(734)	818	(155)	(11)	(89)
Foreign currency translation and other	(793)	(610)	729	(25)	(46)	47
Benefit obligation at year-end	8,267	11,777	13,591	467	633	700
Of which plans entirely or partially funded	7,806	11,143	12,830	-	–	–
Of which plans not funded	461	634	761	467	633	700
Change in fair value of plan assets
Fair value of plan assets at beginning of year	(10,231)	(10,580)	(9,769)	–	–	–
Interest income	(190)	(146)	(191)	–	–	–
Actuarial losses / (gains)	2,083	(290)	(517)	–	–	–
Settlements	2	–	2	–	–	–
Plan participants’ contributions	(17)	(17)	(10)	–	–	–
Employer contributions	(260)	(303)	(229)	–	–	–
Benefits paid	607	635	622	–	–	–
Foreign currency translation and other	700	470	(488)	–	–	–
Fair value of plan assets at year-end	(7,306)	(10,231)	(10,580)	–	–	–
UNFUNDED STATUS	961	1,546	3,011	467	633	700
Asset ceiling	46	41	36	–	–	–
NET RECOGNIZED AMOUNT	1,007	1,587	3,047	467	633	700
Pension benefits and other benefits liabilities	1,308	1,966	3,111	467	633	700
Other non-current assets	(301)	(378)	(65)	–	–	–
Net benefit liabilities relating to assets held for sale	–	(1)	1	–	–	–

As of December 31, 2022, the contribution from the main geographical areas for the net pension liability in the balance sheet is: 85% for the Euro area, (10)% for the United Kingdom and 24% for the United States.

The amounts recognized in the consolidated income statement and the consolidated statement of comprehensive income for defined benefit plans are detailed as follows:

For the year ended December 31,	Pension benefits			Other benefits
(M$)	2022	2021	2020	2022	2021	2020
Current service cost	202	247	244	15	17	19
Past service cost	27	(197)	–	9	(1)	–
Settlements	7	3	(7)	–	–	(3)
Net interest cost	5	18	25	12	8	11
Benefit amounts recognized on Profit & Loss	241	71	262	36	24	27
- Actuarial (Gains) / Losses
* Effect of changes in demographic assumptions	1	(71)	(12)	(9)	(8)	(3)
* Effect of changes in financial assumptions	(2,617)	(450)	773	(138)	2	(1)
* Effect of experience adjustments	111	(214)	57	(8)	(5)	(85)
* Actual return on plan assets	2,083	(294)	(517)	–	–	–
- Effect of asset ceiling	3	5	–	–	–	–
Benefit amounts recognized on Equity	(419)	(1,024)	301	(155)	(11)	(89)
TOTAL BENEFIT AMOUNTS RECOGNIZED ON COMPREHENSIVE INCOME	(178)	(953)	563	(119)	13	(62)

Expected future cash outflows

The average duration of accrued benefits is approximately 12 years for defined pension benefits and 15 years for other benefits. TotalEnergies expects to pay contributions of $234 million in respect of funded pension plans in 2023.

Estimated future benefits either financed from plan assets or directly paid by the employer are detailed as follows:

Estimated future payments
(M$)	Pension benefits	Other benefits
2023	586	25
2024	495	25
2025	504	25
2026	537	25
2027	589	25
2028-2032	3,059	121

Type of assets

Asset allocation	Pension benefits
as of December 31,	2022	2021	2020
Equity securities	26%	39%	25%
Debt securities	46%	35%	45%
Monetary	3%	1%	2%
Annuity contracts	17%	17%	20%
Real estate	8%	8%	8%

Investments on equity and debt markets are quoted on active markets.

Main actuarial assumptions and sensitivity analysis

Assumptions used to determine benefits obligations:

	Pension benefits			Other benefits
As of December 31,	2022	2021	2020	2022	2021	2020
Discount rate (weighted average for all regions)	4.39%	1.82%	1.28%	4.45%	1.83%	1.41%
Of which Euro zone	3.70%	0.99%	0.52%	3.48%	1.05%	0.68%
Of which United States	4.50%	3.00%	2.50%	4.50%	3.00%	2.50%
Of which United Kingdom	4.75%	2.00%	1.50%	–	–	–
Inflation rate (weighted average for all regions)	2.91%	2.41%	2.06%	–	–	–
Of which Euro zone	2.49%	1.71%	1.24%	–	–	–
Of which United States	2.50%	2.50%	2.50%	–	–	–
Of which United Kingdom	3.25%	3.25%	3.00%	–	–	–

The discount rate retained is determined by reference to the high quality rates for AA-rated corporate bonds for a duration equivalent to that of the obligations. It derives from a benchmark per monetary area of different market data at the closing date.

Sensitivity to inflation in respect of defined benefit pension plans is not material in the United States.

A 0.5% increase or decrease in discount rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5% Increase	0.5% Decrease
Benefit obligation as of December 31, 2022	(510)	623

A 0.5% increase or decrease in inflation rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5% Increase	0.5% Decrease
Benefit obligation as of December 31, 2022	303	(284)

10.2 Payroll and staff

For the year ended December 31,	2022	2021	2020
Personnel expenses (M$)
Wages and salaries (including social charges)	9,002	9,207	8,908
TotalEnergies employees at December 31,
France (DROM COM includ.)
● Management	14,130	13,903	14,016
● Other	20,829	21,232	21,886
International
● Management	18,183	17,346	17,102
● Other	48,137	48,828	52,472
TOTAL	101,279	101,309	105,476

The number of employees includes only employees of fully consolidated subsidiaries.